CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Total Revenues	$ 5,044,297	$ 9,380,985	$ 8,432,511
Total cost of revenues	(3,631,578)	(6,841,136)	(4,669,191)
Gross Profit	1,412,719	2,539,849	3,763,320
Operating expenses:
General and administrative expenses	(2,190,852)	(1,148,172)	(1,227,424)
Professional fees	(2,110,047)	(2,907,676)	(968,435)
Salaries	(580,907)	(812,388)	(1,136,676)
Total operating expenses	(4,881,806)	(4,868,236)	(3,332,535)
(Loss) Income from operations	(3,469,087)	(2,328,387)	430,785
Other (expense) income
Interest expense	(4,951,064)	(5,835,449)	(2,955,008)
Accretion interest	0	(285,625)	(320,497)
Impairment loss of property, plant and equipment	(4,695,912)	(49,784)	0
Gain on disposal of properties	0	8,614,079	0
Government subsidies	0	0	109,723
Change in fair value of derivative liability	(1,835,817)	1,536,494	(1,565,570)
Change in fair value of convertible debenture	(329,949)	367,663	(157,010)
Loss on disposal of subsidiaries	(368,608)	(163,405)	0
Loss on investment deposit	0	(336,892)	0
Other income	4,986	22,764	23,605
Total other (expense) income, net	(12,176,364)	3,869,845	(4,864,757)
(Loss) income before income taxes	(15,645,451)	1,541,458	(4,433,972)
(Provision) credit for income taxes - current	(960)	0	64,768
(Provision) credit for income taxes - deferred	(99,942)	(574,209)	797,096
Net (loss) income	(15,746,353)	967,249	(3,572,108)
Less: net income (loss) attributable to non-controlling interest	96,054	(55,707)	(97,596)
Net (loss) income attributable to Visionary Holdings Inc.	(15,842,407)	1,022,956	(3,474,512)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(732,041)	457,057	(750,768)
Comprehensive (loss) income	(16,478,394)	1,424,306	(4,322,876)
Less: comprehensive income (loss) attributable to non-controlling interest	93,864	(54,419)	(113,451)
Comprehensive (loss) income attributable to Visionary Holdings Inc.	$ (16,572,258)	$ 1,478,725	$ (4,209,425)
(Loss) Earnings Per Share - Basic	$ (3.66)	$ 0.32	$ (1.35)
Weighted Average Shares Outstanding - Basic	4,333,514	3,229,524	2,579,304
(Loss) Earnings Per Share - Diluted	$ (3.66)	$ 0.32	$ (1.35)
Weighted Average Shares Outstanding - Diluted	4,333,514	3,241,900	2,579,304
Rent [Member]
Total Revenues	$ 2,796,853	$ 8,019,186	$ 7,090,140
Total cost of revenues	(2,191,587)	(6,325,094)	(3,899,012)
Tuition [Member]
Total Revenues	1,184,355	1,361,799	1,342,371
Total cost of revenues	(421,049)	(516,042)	(770,179)
Sales Of Products [Member]
Total Revenues	1,063,089	0	0
Total cost of revenues	$ (1,018,942)	$ 0	$ 0